Interest-bearing Financial Liabilities - Summary of Scheduled Maturities of Consolidated Outstanding Long-term Debt at Nominal Values (Detail) - Dec. 31, 2017 ₱ in Millions, $ in Millions	PHP (₱)	USD ($)
Disclosure of detailed information about borrowings [Line Items]
Outstanding long-term debt at nominal values	₱ 173,136
2018 [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding long-term debt at nominal values	15,104
2019 [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding long-term debt at nominal values	20,109
2020 [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding long-term debt at nominal values	19,292
2021 [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding long-term debt at nominal values	22,190
2022 [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding long-term debt at nominal values	15,735
More than 5 years [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding long-term debt at nominal values	80,706
U.S. Dollars [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding long-term debt at nominal values	35,208	$ 705
U.S. Dollars [Member] | 2018 [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding long-term debt at nominal values	12,923	259
U.S. Dollars [Member] | 2019 [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding long-term debt at nominal values	5,493	110
U.S. Dollars [Member] | 2020 [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding long-term debt at nominal values	10,509	210
U.S. Dollars [Member] | 2021 [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding long-term debt at nominal values	2,267	45
U.S. Dollars [Member] | 2022 [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding long-term debt at nominal values	1,518	31
U.S. Dollars [Member] | More than 5 years [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding long-term debt at nominal values	2,498	$ 50
Philippine Peso [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding long-term debt at nominal values	137,928
Philippine Peso [Member] | 2018 [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding long-term debt at nominal values	2,181
Philippine Peso [Member] | 2019 [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding long-term debt at nominal values	14,616
Philippine Peso [Member] | 2020 [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding long-term debt at nominal values	8,783
Philippine Peso [Member] | 2021 [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding long-term debt at nominal values	19,923
Philippine Peso [Member] | 2022 [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding long-term debt at nominal values	14,217
Philippine Peso [Member] | More than 5 years [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding long-term debt at nominal values	₱ 78,208